Investor A Institutional [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
Investor A, Institutional | BlackRock U.S. Insights Long/Short Equity Fund | Investor A
Prospectus [Line Items]
Annual Return [Percent]	1.65%